Loans and financing - Schedule of Covenants Related to Leverage and Debt Coverage Ratios (Detail)	Dec. 31, 2020
Maximum | Ninth and Tenth Issuance Of Debentures [Member] | Annual
Disclosure of detailed information about borrowings [line items]
Leverage ratio	6.5
Maximum | Aircraft Financing [Member] | Annual
Disclosure of detailed information about borrowings [line items]
Leverage ratio	6.5
Maximum | Aircraft Financing [Member] | Quarterly/Annual
Disclosure of detailed information about borrowings [line items]
Leverage ratio	5.5
Minimum | Ninth and Tenth Issuance Of Debentures [Member] | Annual
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio	1.2
Minimum | Aircraft Financing [Member] | Annual
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio	1.2
Minimum | Aircraft Financing [Member] | Quarterly/Annual
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio	1.2